Accounts Payable and Other Accrued Expenses - Schedule of Accounts Payable and Other Accrued Expenses (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Accounts Payable and Other Accrued Expenses [Abstract]
Accounts payable	$ 9,666,387	$ 15,440,048
Other accrued expenses:
Accrued compensation and benefits expenses	23,780,237	18,305,434
Accrued marketing and branding expenses	9,937,744	3,151,604
Accrued data and cloud services fee	2,029,746	1,779,591
Contingent liabilities	2,206,905	1,095,000
Professional fees payable	4,185,803	3,545,631
Security deposit	1,847,861	1,837,861
Unpaid spin-off distribution		2,852,106
Taxes payable	2,274,769	407,209
Indemnification obligation		557,102
Other	5,150,347	678,752
Total	$ 61,079,799	$ 49,650,338